Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Details of information relating to lease
Supplemental balance sheet information related to the leases
a
re as follows:

As of December 31, 2019
RMB
ROU assets	1,715,556
Operating lease liabilities—current	333,268
Operating lease liabilities—non - current	1,395,665
Weighted-average remaining lease term	4.71
Weight-average discount rate	4.86%

Details of component of lease cost
The components of lease costs of these operating leases for the year ended December 31, 2019 are as follow:

Year Ended December 31, 2019
RMB
Operating lease cost for fixed payments	388,976
Short - term lease cost s	327,972
Variable lease cost s	29,286

Total l ease cost s	746,234

Summary of supplemental cash flow information
The following table provides supplemental cash flow information related to leases:

Year Ended December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	370,606
Supplemental noncash information:
Right-of-use assets obtained	2,071,948
Decrease of right-of-use assets for early terminations	(36,142)

Summary of Maturities of lease liabilities
The following table provides the maturities of lease liabilities at December 31, 2019:

Operating leases
Maturities of lease l iabilities at December 31, 2019
2020	420,840
2021	424,996
2022	411,335
2023	363,190
2024	266,492
2025 and thereafter	150,409

Total future undiscounted lease payments	2,037,262
Less : imputed interest	308,329

Total present value of lease liabilities	1,728,933